CONDENSED CONSOLIDATING FINANCIAL STATEMENTS CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 23,978	$ 26,713
Depreciation and amortization	6,643	5,483
Amortization of loan fees and debt premium	363	416
Unit-based compensation expense	834	680
Equity in earnings of subsidiaries	0	0
Accounts receivable - affiliates	8,336	7,860
Accounts receivable	115	2,472
Prepaids and other current assets	(598)	(297)
Accounts payable - affiliates	(2,984)	721
Accounts payable and accrued liabilities	6,908	8,121
Amounts due to (from) related parties	0	0
Deferred revenue	(595)	246
Other assets and liabilities	75	(169)
Net cash provided by operations	42,925	52,584
Payments to Acquire Property, Plant, and Equipment		19,645
Expenditures for property, plant and equipment	3,953	19,645
Purchases of marketable securities	0	(75,036)
Maturities of marketable securities	0	75,006
Investment in subsidiaries	0	0
Net cash used in investing activities	(3,953)	(19,675)
Distribution to PBF LLC related to Acquisitions from PBF	(1,131)	6,848
Repayment of revolving credit facility	9,700	0
Distributions to unitholders	(23,058)	(20,059)
Parent Distribution		(3,425)
Contribution from parent	1,131	6,848
Distributions	(5,000)
Repayment of term loan	0	(39,664)
Net cash used in financing activities	(36,627)	(56,300)
Net change in cash and cash equivalents	2,345	(23,391)
Cash and cash equivalents	22,009	40,830	$ 19,664	$ 64,221
Guarantor Subsidiaries [Member]
Distributions to unitholders	0
Distributions	(5,000)
Non-Guarantor Subsidiaries [Member]
Distributions to unitholders	0
Distributions	0
PBF LLC [Member]
Distributions	(5,000)
Operating Segments [Member] | Subsidiary Issuer [Member]
Net income	23,978	26,713
Depreciation and amortization	0	0
Amortization of loan fees and debt premium	363	416
Unit-based compensation expense	834	680
Equity in earnings of subsidiaries	(38,217)	(38,012)
Accounts receivable - affiliates	(23)	90
Accounts receivable	0	0
Prepaids and other current assets	30	110
Accounts payable - affiliates	(1,470)	2,802
Accounts payable and accrued liabilities	10,172	6,974
Amounts due to (from) related parties	29,243	29,200
Deferred revenue	0	0
Other assets and liabilities	0	7
Net cash provided by operations	24,910	28,966
Payments to Acquire Property, Plant, and Equipment		0
Expenditures for property, plant and equipment	0
Purchases of marketable securities		(75,036)
Maturities of marketable securities		75,006
Investment in subsidiaries	(462)	(2,753)
Net cash used in investing activities	(462)	(2,783)
Distribution to PBF LLC related to Acquisitions from PBF	0	0
Repayment of revolving credit facility	9,700
Distributions to unitholders	(23,058)	(20,059)
Parent Distribution		0
Distributions	0
Repayment of term loan		(39,664)
Net cash used in financing activities	(32,758)	(59,723)
Net change in cash and cash equivalents	(8,310)	(33,540)
Cash and cash equivalents	2,599	18,593	10,909	52,133
Operating Segments [Member] | Guarantor Subsidiaries [Member]
Net income	38,217	38,012
Depreciation and amortization	6,643	5,483
Amortization of loan fees and debt premium	0	0
Unit-based compensation expense	0	0
Equity in earnings of subsidiaries	0	0
Accounts receivable - affiliates	8,359	7,770
Accounts receivable	115	2,472
Prepaids and other current assets	(628)	(407)
Accounts payable - affiliates	(1,514)	(2,081)
Accounts payable and accrued liabilities	(3,264)	1,147
Amounts due to (from) related parties	(29,243)	(29,200)
Deferred revenue	(595)	246
Other assets and liabilities	75	(176)
Net cash provided by operations	18,015	23,618
Payments to Acquire Property, Plant, and Equipment		19,645
Expenditures for property, plant and equipment	3,953
Purchases of marketable securities		0
Maturities of marketable securities		0
Investment in subsidiaries	0	0
Net cash used in investing activities	(3,953)	(19,645)
Distribution to PBF LLC related to Acquisitions from PBF	(1,593)	9,601
Repayment of revolving credit facility	0
Distributions to unitholders		0
Parent Distribution		(3,425)
Repayment of term loan		0
Net cash used in financing activities	(3,407)	6,176
Net change in cash and cash equivalents	10,655	10,149
Cash and cash equivalents	19,410	22,237	8,755	12,088
Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Net income	0	0
Depreciation and amortization	0	0
Amortization of loan fees and debt premium	0	0
Unit-based compensation expense	0	0
Equity in earnings of subsidiaries	0	0
Accounts receivable - affiliates	0	0
Accounts receivable	0	0
Prepaids and other current assets	0	0
Accounts payable - affiliates	0	0
Accounts payable and accrued liabilities	0	0
Amounts due to (from) related parties	0	0
Deferred revenue	0	0
Other assets and liabilities	0	0
Net cash provided by operations	0	0
Payments to Acquire Property, Plant, and Equipment		0
Expenditures for property, plant and equipment	0
Purchases of marketable securities		0
Maturities of marketable securities		0
Investment in subsidiaries	0	0
Net cash used in investing activities	0	0
Distribution to PBF LLC related to Acquisitions from PBF	0	0
Repayment of revolving credit facility	0
Distributions to unitholders		0
Parent Distribution		0
Repayment of term loan		0
Net cash used in financing activities	0	0
Net change in cash and cash equivalents	0	0
Cash and cash equivalents	0	0	0	0
Consolidation, Eliminations [Member]
Net income	(38,217)	(38,012)
Depreciation and amortization	0	0
Amortization of loan fees and debt premium	0	0
Unit-based compensation expense	0	0
Equity in earnings of subsidiaries	38,217	38,012
Accounts receivable - affiliates	0	0
Accounts receivable	0	0
Prepaids and other current assets	0	0
Accounts payable - affiliates	0	0
Accounts payable and accrued liabilities	0	0
Amounts due to (from) related parties	0	0
Deferred revenue	0	0
Other assets and liabilities	0	0
Net cash provided by operations	0	0
Payments to Acquire Property, Plant, and Equipment		0
Expenditures for property, plant and equipment	0
Purchases of marketable securities		0
Maturities of marketable securities		0
Investment in subsidiaries	462	2,753
Net cash used in investing activities	462	2,753
Distribution to PBF LLC related to Acquisitions from PBF	462	(2,753)
Repayment of revolving credit facility	0
Distributions to unitholders	0	0
Parent Distribution		0
Distributions	0
Repayment of term loan		0
Net cash used in financing activities	(462)	(2,753)
Net change in cash and cash equivalents	0	0
Cash and cash equivalents	$ 0	$ 0	$ 0	$ 0